Legg Mason Target Retirement 2015
Legg Mason Target Retirement 2015
Investment objectives
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
The fund will seek to reduce volatility as a secondary objective until five years after the fund’s target retirement date of 2015 (the “Dynamic Rebalancing Period”).
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 125 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 91 under the heading “Sales Charge Waivers and Reductions.”
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Legg Mason Target Retirement 2015 (USD $)		Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)		none	[1]	1.00%	none	none	none	none	none
Small account fee ($)	[2]	15		15	none	none	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Legg Mason Target Retirement 2015		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		3.20%	3.15%	2.93%	2.95%	2.95%	[1]	3.08%	2.85%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.50%	0.50%	0.50%	0.50%	0.50%		0.50%	0.50%
Total annual fund operating expenses	[2]	4.05%	4.75%	3.78%	4.05%	4.55%		3.68%	3.45%
Fees waived and/or expenses reimbursed	[3]	(2.90%)	(2.85%)	(2.63%)	(2.65%)	(2.65%)		(2.83%)	(2.70%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
Expense Example Legg Mason Target Retirement 2015 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,485	2,301	4,411
Class C	293	1,175	2,162	4,650
Class FI	117	912	1,727	3,852
Class R	143	991	1,855	4,086
Class R1	193	1,135	2,086	4,501
Class I	87	864	1,661	3,748
Class IS	77	807	1,561	3,548

Number of years you own your shares ($)
Expense Example, No Redemption Legg Mason Target Retirement 2015 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,485	2,301	4,411
Class C	193	1,175	2,162	4,650
Class FI	117	912	1,727	3,852
Class R	143	991	1,855	4,086
Class R1	193	1,135	2,086	4,501
Class I	87	864	1,661	3,748
Class IS	77	807	1,561	3,548

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 235% of the average value of its portfolio.
Principal investment strategies
The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income, inflation-hedging and short-term defensive instruments—and investment styles. The fund is designed for investors expecting to retire around 2015. The fund’s asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2015, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. However, during the Dynamic Rebalancing Period, Legg Mason Global Asset Allocation, LLC (“LMGAA”), one of the fund’s subadvisers, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the Target Allocation. The fund’s Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2015	54%	41%	5%

LMGAA is responsible for implementation of the fund’s overall asset allocation. During the fund’s Dynamic Rebalancing Period, LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Western Asset Management Company (“Western Asset”), the fund’s other subadviser, manages the assets allocated to the Event Risk Management strategy, described below, during the fund’s Dynamic Rebalancing Period.

Glide path period
Over time, the allocation to asset classes and underlying funds will change according to a predetermined “glide path.” The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:
	Equity and equity-related funds	Inflation- hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Dynamic Rebalancing Period
-45	93.6%	0.0%	6.4%	100.0%
-40	93.6%	0.0%	6.4%	100.0%
-35	93.6%	0.0%	6.4%	100.0%
-30	93.6%	0.0%	6.4%	100.0%
-25	87.7%	0.0%	12.3%	100.0%
-20	77.5%	0.0%	22.5%	100.0%
-15	67.2%	5.0%	27.8%	100.0%
-10	61.6%	5.0%	33.4%	100.0%
-5	56.2%	5.0%	38.8%	100.0%
0	51.7%	5.0%	43.3%	100.0%
5	44.9%	5.0%	50.1%	100.0%
10	39.3%	5.0%	55.7%	100.0%
15	32.5%	5.0%	62.5%	100.0%
20	32.5%	5.0%	62.5%	100.0%
25	32.5%	5.0%	62.5%	100.0%

During the time that the fund’s asset allocations track the glide path, the fund’s asset mix will gradually become more conservative until approximately 2030, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are “neutral” allocations, which do not reflect tactical decisions made by LMGAA to overweight or underweight a particular asset class. From time to time, LMGAA may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Dynamic Risk Management attempts to limit losses by allocating fund assets away from equity and long-term fixed income funds. Dynamic Risk Management allocates a portion of the fund’s assets into short-term defensive instruments that are expected to decline in value less than riskier assets in the event of market declines and into index options and index futures contracts that are expected to increase in value in the event of market declines. Event Risk Management invests in options and futures that are expected to increase in value in the event of declines in the broad equity and bond markets during a short period of time. Through both strategies, the fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

The fund is currently in its Dynamic Rebalancing Period and, at times, may not follow the Target Allocation indicated by the glide path. LMGAA will revert to managing this fund according to the Target Allocation at the end of the Dynamic Rebalancing Period on December 31, 2019.

Dynamic risk management. The Dynamic Risk Management strategy will seek to reduce the fund’s market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund’s exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund’s exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund’s Target Allocation in response to certain levels of positive fund performance. The maximum daily allocation to short-term defensive instruments will be 95% of the fund’s net assets.

In response to certain levels of negative fund performance, LMGAA may deviate from the standard Target Allocation by increasing the fund’s exposure to short-term defensive instruments (“de-risking”), based on a formula that takes into account the fund’s current NAV, macro-economic conditions and the fund’s underlying volatility. In order to implement this strategy, LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund’s Target Allocation.

LMGAA may from time to time make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, LMGAA will examine relative values and prospects among the underlying funds’ asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event risk management. The Event Risk Management strategy will seek to reduce the impact to the fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. The fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, the fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If the fund’s holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of the fund’s assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in “de-risking,” the fund’s NAV could decline even if the broader markets rise in value. Conversely, if the value of the instruments in the Event Risk Management strategy increases after the fund has engaged in “de-risking,” the fund’s net asset value could increase even if the broader markets fall in value.

Western Asset’s views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, the fund will implement the Event Risk Management strategy through investments in options, futures or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to the fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Static allocation period The fund’s Target Allocation will become static 15 years after the target date. At this time, when the fund’s Target Allocation will match the Target Allocation of Legg Mason Target Retirement Fund (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2030. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

As of the date of this Prospectus, the Retirement Fund’s Target Allocation is 33% in equity, 62% in fixed income and 5% in inflation-hedging funds.

Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund’s investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund’s manager serves as manager of certain underlying funds and is affiliated with the manager of other underlying funds. In addition, the fund may invest in certain underlying funds for which LMGAA or Western Asset serve as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund’s manager, LMGAA or Western Asset fulfill their fiduciary duties to the fund and the underlying funds. For example, LMGAA may have an incentive to allocate the fund’s assets or to maintain the fund’s allocation to those funds for which the fees paid to the manager or a subadviser are higher than the fees paid by other underlying funds or to those funds for which a subadviser serves as adviser. However, the fund has adopted procedures to mitigate these concerns.

In order to implement the Dynamic Risk Management strategy, LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts.

Then, LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if unaffiliated ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund’s ability to achieve its investment objectives depends upon the portfolio managers’ skill in determining the fund’s asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in Event Risk Management and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.

In implementing the Dynamic Risk Management or Event Risk Management strategies, the fund will be subject to heightened allocation risk, as the portfolio managers will have discretion in determining the fund’s asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses. There is no guarantee that the Dynamic Risk Management or the Event Risk Management strategies will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include Treasury bills, money market funds and cash. The fund may also engage in short sale transactions involving index options and index futures contracts. The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund sells index options or index futures contracts short, it may be more difficult for the fund to achieve high total returns.

Derivatives risk. Using derivatives (such as options or futures) may have a leveraging effect, which may result in a disproportionate increase in fund losses on the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund’s portfolio.

Dynamic risk management strategy risk. In implementing the Dynamic Risk Management strategy, LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, the fund’s assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund’s performance.

Event risk management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options and futures that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in the fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce the fund’s return. The fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. The fund’s hedging strategy may result in the fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of the fund’s taxable distributions paid to shareholders.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund’s portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund’s assets, in some circumstances, may limit the portfolio managers’ flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund’s assets invested in various underlying funds, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide; in particular, the values of some sovereign debt and of securities of issuers that purchase sovereign debt have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, legislation recently enacted in the United States is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund’s portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities or derivatives held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or derivatives may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund’s investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investment risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve greater risk than investments in securities of U.S. issuers.

The value of the fund’s securities may decline because of factors affecting foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or the more limited availability of accurate information about foreign issuers, as well as factors affecting the particular issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to NAV. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price the fund or an underlying fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities or other instruments that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund or an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund or the underlying fund had not fair-valued the security or had used a different valuation methodology.

Regulatory risk. In February 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that, when effective, could subject the fund’s manager to CFTC regulation as a commodity pool operator. Compliance with these additional registration and regulatory requirements would increase fund expenses. The impact of the rule changes on the operations of the fund and the manager is not fully known at this time. The fund and the manager are continuing to analyze the effect of these rules changes on the fund.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 22.32% Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East Index, 20.13% Russell 1000 Index, 25.87% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 15.00% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% Russell 2000 Index, 4.30% MSCI Emerging Markets Index and 2.38% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund’s asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund’s composite benchmark changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the composite benchmark’s actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 18.05 Worst quarter (09/30/2011): (10.63) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2012, was 5.10
Average annual total returns (for periods ended December 31, 2011) (%)
Average Annual Total Returns Legg Mason Target Retirement 2015	1 year	Since inception	Inception date
Class C	(6.51%)	0.87%	Aug. 29, 2008
Class C Return after taxes on distributions	(6.81%)	0.20%	Aug. 29, 2008
Class C Return after taxes on distributions and sale of fund shares	(4.16%)	0.35%	Aug. 29, 2008
Class A	(10.41%)	(0.19%)	Aug. 29, 2008
Class FI	(4.85%)	1.63%	Aug. 29, 2008
Class R	(5.11%)	1.37%	Aug. 29, 2008
Class I	(4.60%)	1.92%	Aug. 29, 2008
Dow Jones Target 2015 Index (reflects no deduction for fees, expenses or taxes)	3.42%	4.77%
Target Retirement 2015 Composite Index (reflects no deduction for fees, expenses or taxes)	(0.16%)	3.07%

The fund’s investment objectives and investment strategies were changed in August 2011 and its investment strategies were further revised in November 2011. The fund’s historical performance for the periods prior to August 1, 2011 and November 21, 2011 is based on the fund’s former investment objectives and strategies.

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.